DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 23 – DISCONTINUED OPERATIONS

In accordance with ASC 205-20, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and non-current liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Due to the unsatisfactory business performance of the two colleges operated by Wanwang’s subsidiaries in the academic year of 2022, and uncertainties surrounding the ability of Wanwang’s subsidiaries to continue operating and exercising control over the above-referenced four-year college, as a result of an expected change in governmental policies in the near future, the board of directors of the Company believes it is in the best interests of the Company and its shareholders to restructure the transactions contemplated by the Stock Purchase Agreement, as amended.

On December 28, 2023, the Company enter into a share transfer agreement (the “Share Transfer Agreement”) with Wanwang and Xiaoshi Huang, pursuant to which the Company agreed to transfer all of the equity interests in Wanwang to Xiaoshi Huang in consideration for US$40 million. Xiaoshi Huang also agreed to unconditionally and irrevocably release and discharge the Company and all of the Company’s related parties from any and all claims, debts, obligations and liabilities arising from or in connection with the Contingent Payments under the Stock Purchase Agreement. Additionally, parties to the Share Transfer Agreement agreed that the results of operations of Wanwang from the closing of the transactions contemplated by the Stock Purchase Agreement up to August 31, 2023 shall be consolidated into the Company’s results of operations, and since September 1, 2023, results of operations of Wanwang and any income or losses incurred by Wanwang shall be borne by Xiaoshi Huang.

The transactions contemplated by the Share Transfer Agreement will be closed on such date as will be mutually agreed upon by the parties to the Share Transfer Agreement, but will be no later than two business days after the date on which all closing conditions have been satisfied or waived. The Company expects the transactions to close on or before June 30, 2024.

The carrying amount of the major classes of assets and liabilities of the discontinued operations as of December 31, 2023 and 2022 consist of the following：

	As of	As of
	December 31,	December 31,
	2023	2022
ASSETS
CURRENT ASSETS
Cash	-	$1,528,247
Accounts receivable, net	-	93,206
Advance to suppliers	-	44,105
Prepaid expenses and other current assets, net	-	3,353,307
TOTAL CURRENT ASSETS	-	$5,018,865

NON-CURRENT ASSETS
Goodwill on acquisitions	-	64,194,823
Property and equipment, net	-	10,175,145
Land use right, net	-	1,269,436
TOTAL NON-CURRENT ASSETS	-	$75,639,404

TOTAL ASSETS	-	$80,658,269

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accounts payable	-	116,063
Contract liabilities	-	7,520,859
Taxes payable	-	7,973
Accrued expenses and other current liabilities	-	6,714,946
TOTAL CURRENT LIABILITIES	-	$14,359,841

NON-CURRENT LIABILITIES
Contingent consideration	-	21,515,801
TOTAL LIABILITIES	-	$35,875,642

The summarized operating results of the discontinued operations included in the Company’s consolidated statements of operations consist of the following:

	For the years ended December 31,
	2023	2022

Revenues	$7,623,039	$6,385,017
Cost of revenues	(6,564,075)	(4,413,863)
Gross profit	1,058,964	1,971,154
Operating expenses	(1,252,331)	(1,807,103)
Other expenses	(941,325)	425,298
(Loss) income before income tax	(1,134,692)	589,349
Income tax expenses	-	-
(Loss) income from net assets held for sale	$(1,134,692)	$589,349